UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles Schwab Investment Advisory, Inc.
Address: 211 Main Street
         San Francisco, CA  94105

13F File Number:  028-14153

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Peterson
Title:     Chief Investment Officer, CSIA
Phone:     415-667-0879

Signature, Place, and Date of Signing:

 /s/ James Peterson     San Francisco, CA     May 10, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $2,266,104 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     BARCLYS TIPS BD  464287176    24898   228087 SH       SOLE                   228087        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    73670  1513656 SH       SOLE                  1513656        0        0
ISHARES TR                     BARCLYS 7-10 YR  464287440    41338   444450 SH       SOLE                   444450        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457    47473   566839 SH       SOLE                   566839        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465   220889  3676579 SH       SOLE                  3676579        0        0
ISHARES TR                     RUSSELL 1000     464287622   158928  2151451 SH       SOLE                  2151451        0        0
ISHARES TR                     RUSSELL 2000     464287655   104284  1238974 SH       SOLE                  1238974        0        0
ISHARES TR                     AGENCY BD FD     464288166     1090     9967 SH       SOLE                     9967        0        0
ISHARES TR                     MSCI SMALL CAP   464288273    51810  1195436 SH       SOLE                  1195436        0        0
ISHARES TR                     S&P NTL AMTFREE  464288414    37378   375844 SH       SOLE                   375844        0        0
ISHARES TR                     BARCLYS MBS BD   464288588   252644  2398598 SH       SOLE                  2398598        0        0
ISHARES TR                     BARCLYS CR BD    464288620   177645  1702398 SH       SOLE                  1702398        0        0
ISHARES TR                     BARCLYS 3-7 YR   464288661     7509    65762 SH       SOLE                    65762        0        0
ISHARES TR                     RSSL MCRCP IDX   464288869    29861   561726 SH       SOLE                   561726        0        0
PIMCO ETF TR                   1-5 US TIP IDX   72201R205    55701  1042704 SH       SOLE                  1042704        0        0
POWERSHS DB MULTI SECT COMM    DB OIL FUND      73936B507    84824  2629375 SH       SOLE                  2629375        0        0
POWERSHS DB MULTI SECT COMM    DB BASE METALS   73936B705    20544   841262 SH       SOLE                   841262        0        0
SCHWAB STRATEGIC TR            US LRG CAP ETF   808524201   111992  3541808 SH       SOLE                  3541808        0        0
SCHWAB STRATEGIC TR            US SML CAP ETF   808524607    72616  1954673 SH       SOLE                  1954673        0        0
SCHWAB STRATEGIC TR            EMRG MKTEQ ETF   808524706    39009  1333634 SH       SOLE                  1333634        0        0
SCHWAB STRATEGIC TR            INTL EQTY ETF    808524805   153664  5333686 SH       SOLE                  5333686        0        0
SCHWAB STRATEGIC TR            US REIT ETF      808524847     8822   329806 SH       SOLE                   329806        0        0
SCHWAB STRATEGIC TR            INTRM TRM TRES   808524854     2361    48070 SH       SOLE                    48070        0        0
SCHWAB STRATEGIC TR            SHT TM US TRES   808524862    15003   300414 SH       SOLE                   300414        0        0
SCHWAB STRATEGIC TR            US TIPS ETF      808524870     7473   145511 SH       SOLE                   145511        0        0
SCHWAB STRATEGIC TR            INTL SCEQT ETF   808524888    28708   948100 SH       SOLE                   948100        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369Y506    46958   588819 SH       SOLE                   588819        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    25766  1572033 SH       SOLE                  1572033        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    64183  1704058 SH       SOLE                  1704058        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803    46001  1765037 SH       SOLE                  1765037        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    20771   148515 SH       SOLE                   148515        0        0
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417    72623  1792721 SH       SOLE                  1792721        0        0
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516    39478   659839 SH       SOLE                   659839        0        0
SPDR SERIES TRUST              DJ REIT ETF      78464A607   120190  1860522 SH       SOLE                  1860522        0        0